Subsequent Events (Details) - Subsequent Event	Jul. 24, 2019 USD ($) director shares	Jul. 23, 2019 USD ($)
Subsequent Events
Number of contingent value right per share	1
Percentage of gross consideration	80.00%
Contingent Value Rights Term	15 years
Contingent value rights term incase of other than grant, sale or transfer	10 years
Commitment to support develop gemcabene	$ 1,000,000
Cash payment days	30 days
Dr. Gullans
Subsequent Events
Employment Agreement, Severance Cash Lump Sum Payments	$ 75,000
Dr. Gullans | Restricted stock awards
Subsequent Events
Granted (in shares) | shares	300,000
Dr. Bisgaier
Subsequent Events
Employment Agreement, Severance Cash Lump Sum Payments	$ 330,000
Dr. Bisgaier | Restricted stock awards
Subsequent Events
Granted (in shares) | shares	100,000
Mr. Reno
Subsequent Events
Employment Agreement, Severance Cash Lump Sum Payments	$ 297,536
Mr. Reno | Restricted stock awards
Subsequent Events
Granted (in shares) | shares	100,000
Non-employee director | Restricted stock awards
Subsequent Events
Granted (in shares) | shares	45,000
Employees | Restricted stock awards
Subsequent Events
Granted (in shares) | shares	62,000
Merger Agreement with NeuroBo
Subsequent Events
Percentage of interest held by our exiting shareholders	4.06%
Percentage of interest held by our exiting shareholders	95.94%
Merger agreement, minimum parent cash amount	$ 3,000,000
Gross proceeds	24,240,000
Termination fee	$ 1,000,000
Total number of directors | director	6
Number of directors to be designated | director	5
Prior retention of gross consideration	$ 500,000
Merger Agreement with NeuroBo | Maximum
Subsequent Events
Threshold Gross Proceeds to Adjust Ownership Percentage	50,000,000
Reimbursement of expenses	500,000
Merger Agreement with NeuroBo | Series B Preferred Stock
Subsequent Events
Minimum required amount from preferred stock financing	$ 24,240,000
License Agreement with Beijing SL
Subsequent Events
Upfront payment to be received		$ 2,500,000
Period from effective date within which upfront gross payment to be paid		45 years
License Agreement with Beijing SL | Minimum
Subsequent Events
Threshold period after which future milestone payments begin		1 year
License Agreement with Beijing SL | Maximum
Subsequent Events
Developmental and regulatory milestone payment eligible to be received		$ 6,000,000
Global net sales milestone payment to be received		$ 20,000,000
Percentage of royalty to be received		20.00%
Clinical supply agreement, threshold negotiation period from effective date		60 days
Commercial supply agreement, threshold negotiation period		12 months